As filed with the Securities and Exchange Commission on January 13, 2006
Registration No. 333-130421
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.     1     Post-Effective Amendment No.     ☐
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices)          (Zip Code)
Registrant’s Telephone Number, including Area Code: (949) 219-6767
Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration statement becomes effective.
The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.
No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE
     This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for the Pacific Select Fund, which was filed with the Securities and Exchange Commission on December 16, 2005, incorporates by reference the information contained in Parts A, B and C of such Registration Statement.
SIGNATURES
     Pursuant to the requirements of the 1933 Act, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach and State of California, on the 13th day of January, 2006.

PACIFIC SELECT FUND
By:
James T. Morris*
President

*	By: /s/ Robin S. Yonis Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

	Chairman, Chief Executive	January 13, 2006
Officer and Trustee
Thomas C. Sutton*	(Chief Executive Officer)

	President (Chief Operating	January 13, 2006
James T. Morris*	Officer)

	Vice President and Treasurer	January 13, 2006
Brian D. Klemens*	(Vice President and Treasurer)

Frederick L. Blackmon*	Trustee	January 13, 2006

Gale K. Caruso*	Trustee	January 13, 2006

Lucie H. Moore*	Trustee	January 13, 2006

G. Thomas Willis*	Trustee	January 13, 2006

Nooruddin S. Veerjee *	Trustee	January 13, 2006

January 13, 2006

By:	* /s/ Robin S. Yonis

Robin S. Yonis,
as attorney-in-fact pursuant to power
of attorney filed herewith.

Pacific Select Fund Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, David R. Carmichael, Jeffrey S. Puretz, Douglas P. Dick, Laurene E. MacElwee, and Katayoun Mobedshahi each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of Pacific Funds hereby execute this Power of Attorney effective the 13th day of January, 2006.

NAME	TITLE

/s/ Thomas C. Sutton	Chairman, Chief Executive Officer and Trustee
Thomas C. Sutton

/s/ James T. Morris	President
James T. Morris

/s/ Brian D. Klemens	Vice President and Treasurer
Brian D. Klemens

/s/ Frederick L. Blackmon	Trustee
Frederick L. Blackmon

/s/ Gale K. Caruso	Trustee
Gale K. Caruso

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ G. Thomas Willis	Trustee
G. Thomas Willis

/s/ Nooruddin S. Veerjee	Trustee
Nooruddin S. Veerjee